Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock	Common Stock Restatement Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Restatement Adjustment	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income
Beginning balance (in shares) at Dec. 31, 2017		4,219,606
Beginning balance at Dec. 31, 2017	$ (82,328)	$ 4		$ 21,244		$ (102,834)	$ (742)
Stock-based compensation	585			585
Other comprehensive income	2						2
Net loss	(25,798)					(25,798)
Ending Balance at Dec. 31, 2018	$ (107,539)	$ 0		21,833		(128,632)	(740)
Ending balance (in shares) at Dec. 31, 2018	4,219,606	4,219,606
Ending balance at Dec. 31, 2018	$ (107,539)	$ 4		21,829		(128,632)	(740)
Stock-based compensation	139				$ 139
Other comprehensive income	(27)						(27)
Net loss	(6,370)					(6,370)
Ending Balance at Mar. 31, 2019	$ (113,797)	$ 0			21,972	(135,002)	(767)
Ending balance (in shares) at Mar. 31, 2019		4,219,606
Beginning balance (in shares) at Dec. 31, 2018	4,219,606	4,219,606
Beginning balance at Dec. 31, 2018	$ (107,539)	$ 4		21,829		(128,632)	(740)
Beginning Balance at Dec. 31, 2018	$ (107,539)	$ 0		21,833		(128,632)	(740)
Stock options exercised (in shares)	1,392	1,392
Stock options exercised	$ 5			5
Stock-based compensation	566			566
Other comprehensive income	(2)						(2)
Net loss	$ (15,283)					(15,283)
Ending balance (in shares) at Dec. 31, 2019	4,220,998	4,220,998
Ending balance at Dec. 31, 2019	$ (122,253)	$ 4	$ 0	22,400	$ 22,404	(143,915)	(742)
Stock options exercised (in shares)	3,346	3,346
Stock options exercised	$ 13			13
Stock-based compensation	132			132
Conversion of shares in connection with the Reverse Merger (in shares)		23,933,949
Conversion of shares in connection with the Reverse Merger	85,658	$ 3		85,655
Shares redeemed (in shares)		(52,773)
Shares redeemed	(211)			(211)
Shares issued in connection with the Reverse Merger (in shares)		1,650,000
Shares issued in connection with the Reverse Merger	(50)			(50)
Issuance of common stock, net (in shares)		5,380,000
Issuance of common stock, net	19,741	$ 1		19,740
Other comprehensive income	(12)						(12)
Net loss	$ (4,187)					(4,187)
Ending balance (in shares) at Mar. 31, 2020	35,135,520	35,135,520
Ending balance at Mar. 31, 2020	$ (21,169)	$ 4		$ 127,683		$ (148,102)	$ (754)
Beginning balance (in shares) at Feb. 11, 2020	50,325,662
Shares redeemed (in shares)	(52,773)
Shares issued in connection with the Reverse Merger (in shares)	1,650,000
Ending balance (in shares) at Feb. 12, 2020	4,171,571